Loans (Tables)	6 Months Ended
Jun. 30, 2026
Loans [Abstract]
Schedule of Short-Term Borrowings	Short-term borrowings consisted of the following:
	June 30, 2026	December 31, 2025

Bank of Communications
Interest rate of 2.20%, from December 23, 2025 to June 26, 2026	$—	$428,994
Bank of China
Interest rate of 2.30%, from July 14, 2025 to July 13, 2026	663,218	643,491
Bank of Nanjing
Interest rate of 2.39%, from June 9, 2025 to June 8, 2026	—	1,000,987
Interest rate of 2.20%, from June 1, 2026 to May 30, 2027	736,909	—
Industrial and Commercial Bank of China
Interest rate of 2.21%, from October 30, 2025 to October 30, 2026	735,435	1,285,553
Bank of Jiangsu
Interest rate of 2.30%, from March 26, 2026 to March 25, 2027	442,145	—
Total	$2,577,707	$3,359,025

Schedule of Long-Term Bank Loans

Long-term bank loans consisted of the following:

	June 30, 2026	December 31, 2025

The Kumamoto Bank
Interest rate of 1.585%, from April 18, 2025 to March 31, 2035	$1,921,262	$2,150,371
Total	1,921,262	2,150,371
Less: Long-term bank loans - current	109,786	230,397
Long-term bank loans - non-current	$1,811,476	$1,919,974